Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class A
Trading Symbol	DRDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2024   to February 28, 2025, the Fund’s fiscal year, the Magnificent 7 stocks ( Apple, Microsoft, Alphabet, Amazon, NVIDIA, Tesla and Meta Platforms) contributed to more than half of the total return of the S&P 500 Total Return Index, the Fund’s benchmark index. Only two of the Magnificent 7 companies (Apple and Microsoft) meet the stringent criteria for the Fund’s portfolio. As a result, the Fund’s performance modestly underperformed that of the benchmark.
The Fund outperformed the benchmark in six of eleven sectors into which Standard & Poor’s divides the marketplace: the Communication Services, Consumer Staples, Energy, Industrials, Materials, and Utilities sectors. The Fund underperformed the benchmark in the Consumer Discretionary, Financials, Health Care, Information Technology, and Real Estate sectors. During the Fund’s fiscal year, 47 of the Fund’s holdings increased their dividend at an average rate of 9.2%.

Top Contributors
↑	Apple, Inc.
↑	T-Mobile US, Inc.
↑	Casey’s General Stores, Inc.
↑	Arthur J Gallagher & Co.
↑	Walmart, Inc.

Top Detractors
↓	Accenture PlC- Class A
↓	United Parcel Service, Inc- Class B
↓	Elevance Health, Inc.
↓	Zoetis, Inc.
↓	Merck & Co, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.44	11.72	9.73
Class A (with sales charge)	9.65	10.58	9.17
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 627,138,495
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 4,496,999
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$627,138,495
Number of Holdings	50
Net Advisory Fee	$4,496,999
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	6.1%
Arthur J Gallagher & Co.	2.9%
T-Mobile US, Inc.	2.7%
Walmart, Inc.	2.7%
Casey’s General Stores, Inc.	2.5%
Atmos Energy Corp.	2.5%
Automatic Data Processing, Inc.	2.4%
Mastercard, Inc. - Class A	2.4%
Snap-on, Inc.	2.4%
Tractor Supply Co.	2.3%

Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class C
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class C
Trading Symbol	DRDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.95%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2024   to February 28, 2025, the Fund’s fiscal year, the Magnificent 7 stocks ( Apple, Microsoft, Alphabet, Amazon, NVIDIA, Tesla and Meta Platforms) contributed to more than half of the total return of the S&P 500 Total Return Index, the Fund’s benchmark index. Only two of the Magnificent 7 companies (Apple and Microsoft) meet the stringent criteria for the Fund’s portfolio. As a result, the Fund’s performance modestly underperformed that of the benchmark.
The Fund outperformed the benchmark in six of eleven sectors into which Standard & Poor’s divides the marketplace: the Communication Services, Consumer Staples, Energy, Industrials, Materials, and Utilities sectors. The Fund underperformed the benchmark in the Consumer Discretionary, Financials, Health Care, Information Technology, and Real Estate sectors. During the Fund’s fiscal year, 47 of the Fund’s holdings increased their dividend at an average rate of 9.2%.

Top Contributors
↑	Apple, Inc.
↑	T-Mobile US, Inc.
↑	Casey’s General Stores, Inc.
↑	Arthur J Gallagher & Co.
↑	Walmart, Inc.

Top Detractors
↓	Accenture PlC- Class A
↓	United Parcel Service, Inc- Class B
↓	Elevance Health, Inc.
↓	Zoetis, Inc.
↓	Merck & Co, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.55	10.88	8.91
Class C (with sales charge)	13.55	10.88	8.91
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 627,138,495
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 4,496,999
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$627,138,495
Number of Holdings	50
Net Advisory Fee	$4,496,999
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	6.1%
Arthur J Gallagher & Co.	2.9%
T-Mobile US, Inc.	2.7%
Walmart, Inc.	2.7%
Casey’s General Stores, Inc.	2.5%
Atmos Energy Corp.	2.5%
Automatic Data Processing, Inc.	2.4%
Mastercard, Inc. - Class A	2.4%
Snap-on, Inc.	2.4%
Tractor Supply Co.	2.3%

Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html
Class I
Shareholder Report [Line Items]
Fund Name	Dearborn Partners Rising Dividend Fund
Class Name	Class I
Trading Symbol	DRDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dearborn Partners Rising Dividend Fund (the “Fund”) for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dearbornfunds.com/literature.html. You can also request this information by contacting us at 1-888-983-3380.
Additional Information Phone Number	1-888-983-3380
Additional Information Website	https://www.dearbornfunds.com/literature.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During much of the period from March 1, 2024   to February 28, 2025, the Fund’s fiscal year, the Magnificent 7 stocks ( Apple, Microsoft, Alphabet, Amazon, NVIDIA, Tesla and Meta Platforms) contributed to more than half of the total return of the S&P 500 Total Return Index, the Fund’s benchmark index. Only two of the Magnificent 7 companies (Apple and Microsoft) meet the stringent criteria for the Fund’s portfolio. As a result, the Fund’s performance modestly underperformed that of the benchmark.
The Fund outperformed the benchmark in six of eleven sectors into which Standard & Poor’s divides the marketplace: the Communication Services, Consumer Staples, Energy, Industrials, Materials, and Utilities sectors. The Fund underperformed the benchmark in the Consumer Discretionary, Financials, Health Care, Information Technology, and Real Estate sectors. During the Fund’s fiscal year, 47 of the Fund’s holdings increased their dividend at an average rate of 9.2%.

Top Contributors
↑	Apple, Inc.
↑	T-Mobile US, Inc.
↑	Casey’s General Stores, Inc.
↑	Arthur J Gallagher & Co.
↑	Walmart, Inc.

Top Detractors
↓	Accenture PlC- Class A
↓	United Parcel Service, Inc- Class B
↓	Elevance Health, Inc.
↓	Zoetis, Inc.
↓	Merck & Co, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	15.71	12.00	10.00
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.dearbornfunds.com/literature.html for more recent performance information.
Net Assets	$ 627,138,495
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 4,496,999
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$627,138,495
Number of Holdings	50
Net Advisory Fee	$4,496,999
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Apple, Inc.	6.1%
Arthur J Gallagher & Co.	2.9%
T-Mobile US, Inc.	2.7%
Walmart, Inc.	2.7%
Casey’s General Stores, Inc.	2.5%
Atmos Energy Corp.	2.5%
Automatic Data Processing, Inc.	2.4%
Mastercard, Inc. - Class A	2.4%
Snap-on, Inc.	2.4%
Tractor Supply Co.	2.3%

Updated Prospectus Web Address	https://www.dearbornfunds.com/literature.html